GENERAL	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature Of Operations [Text Block]
1.	GENERAL

Amarantus Bioscience Holdings, Inc. (the “Company”) is a Nevada corporation that was formed to facilitate a merger with Amarantus BioScience, Inc., a Delaware corporation that was incorporated on January 14, 2008. The Company is a development stage biopharmaceutical drug development company dedicated to sourcing high-potential therapeutic platform technologies and aligning their development with complementary clinical-stage compounds to reduce overall enterprise risk. Through March 31, 2014, the Company has been primarily engaged in biotechnology research and development and raising capital to fund its operations.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries.  All significant intercompany balances and transactions have been eliminated in consolidation.

The unaudited condensed consolidated financial statements (Financial Statements) have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and reflect all adjustments (consisting of normal recurring adjustments unless otherwise indicated) which, in the opinion of management, are necessary for a fair presentation of the results for the interim periods presented. Certain prior year amounts have been reclassified to conform to current year presentation.

Certain information in footnote disclosures normally included in the financial statements prepared in conformity with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to the SEC rules and regulations for interim reporting. The financial results for the periods presented may not be indicative of the full year’s results. The Company believes the disclosures are adequate to make the information presented not misleading.

These financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto for the fiscal year ended December 31,, 2013 included in the Company’s Annual Report on Form 10K filed in April 2014.

Significant Accounting Policies

There have been no material changes in the Company’s significant accounting policies to those previously disclosed in the 2013 Annual Report.

Recently Issued Accounting Pronouncements

There have been no recent accounting pronouncements or changes in accounting pronouncements during the three months ended March 31, 2014, as compared to the recent accounting pronouncements described in the Company’s Form 10-K for the year ended December 31, 2013, that are of significance, or potential significance, to the Company.

1.	General

Amarantus Bioscience Holdings, Inc. (the “Company”) is a Nevada corporation that was formed to facilitate a merger with Amarantus BioScience, Inc., a Delaware corporation that was incorporated on January 14, 2008. The Company is a development stage biopharmaceutical drug development company dedicated to sourcing high-potential therapeutic platform technologies and aligning their development with complementary clinical-stage compounds to reduce overall enterprise risk. Through December 31, 2013, the Company has been primarily engaged in biotechnology research and development and raising capital to fund its operations.

On April 5, 2013, the Company (formerly known as Amarantus Bioscience, Inc.) filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of Nevada, pursuant to which the Company’s name was changed from Amarantus Bioscience, Inc. to Amarantus Bioscience Holdings, Inc.